Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Accumulated deficit	$ (22,903,612)		$ (20,626,799)	$ (12,035,370)
Net losses	$ (2,276,813)	$ (2,682,651)	(8,591,429)	(11,631,378)
Cash in hand			400,000	$ 3,400,000
Non-FDIC cash in hand			$ 6,100,000
Intangible assets estimated useful life			20 years
Recognized income tax, description	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense.		Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being recognized. Changes in recognition and measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are included in income tax expense.
Leases term			12 months
Leases, description			For an asset to be considered as a lease in the contract the asset must meet the following criteria: (1) the asset must be explicitly or implicitly specified in the contract; (2) the asset must be physically distinct; and (3) the supplier does not have a substantive substitution right. Once an asset is determined to be an embedded lease it is then tested to determine if it is an operating or financing lease. Embedded leases are determined to be operating leases if the contractual term is less than 75% of the estimated economic life, the allocated cash flows are less than 90% of the fair market value to purchase these assets, there is no purchase option (bargain or otherwise), there is no transfer of ownership at the end, and the assets are not so customized to the Company's needs that they could not be reworked to use for another customer. The Company did not recognize any embedded leases in its examination of its current service contracts.